Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Cash Flows from Operating Activities
Net Income	$ 1,497	$ 1,246	$ 3,007	$ 2,219
Adjustments to determine net cash flows provided by (used in) operating activities
Provision on securities, other than trading	1	1	1	2
Net (gain) on securities, other than trading	(43)	(39)	(92)	(107)
Net (increase) decrease in trading securities	1,532	6,505	(476)	1,796
Provision for credit losses (Note 3)	176	160	313	301
Change in derivative instruments - decrease in derivative asset	190	7,688	6,326	4,591
- (decrease) in derivative liability	(1,308)	(8,901)	(3,727)	(4,833)
Amortization of premises and equipment	111	98	216	195
Amortization of other assets	54	58	107	117
Amortization of intangible assets	138	129	271	252
Net decrease in deferred income tax asset	68	77	302	683
Net (decrease) in deferred income tax liability	(1)	(23)	(3)	(50)
Net (increase) decrease in current income tax asset	206	53	246	(711)
Net (decrease) in current income tax liability	(47)	(10)	(11)	(86)
Change in accrued interest - (increase) decrease in interest receivable	(91)	(137)	(197)	(151)
- increase in interest payable	121	168	172	135
Changes in other items and accruals, net	1,473	2,997	(298)	(19)
Net increase in deposits	11,490	2,344	23,898	9,458
Net (increase) in loans	(12,526)	(6,835)	(26,902)	(11,185)
Net increase (decrease) in securities sold but not yet purchased	1,391	(1,300)	3,015	308
Net increase (decrease) in securities lent or sold under repurchase agreements	(2,073)	4,360	19,789	23,653
Net (increase) in securities borrowed or purchased under resale agreements	(8,462)	(9,396)	(24,614)	(19,724)
Net increase (decrease) in securitization and structured entities' liabilities	1,535	(131)	465	492
Net Cash Provided by (Used in) Operating Activities	(4,568)	(888)	1,808	7,336
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries	1,344	15	(1,348)	827
Proceeds from issuance of covered bonds		2,706	1,878	2,706
Redemption of covered bonds			(2,254)	(567)
Proceeds from issuance of subordinated debt (Note 6)				1,566
Repayment of subordinated debt (Note 6)		(900)		(900)
Proceeds from issuance of preferred shares (Note 7)	350		350
Share issue expense	(4)		(4)
Proceeds from issuance of common shares (Note 7)	22	7	26	55
Common shares repurchased for cancellation (Note 7)		(488)	(90)	(782)
Cash dividends paid	(691)	(645)	(1,348)	(1,276)
Net Cash Provided by (Used in) Financing Activities	1,021	695	(2,790)	1,629
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks	236	(615)	912	(1,105)
Purchases of securities, other than trading	(10,795)	(13,442)	(26,265)	(21,837)
Maturities of securities, other than trading	3,554	2,239	7,789	5,549
Proceeds from sales of securities, other than trading	5,763	5,831	12,323	11,897
Premises and equipment - net (purchases)	(95)	(54)	(186)	(119)
Purchased and developed software - net (purchases)	(159)	(135)	(304)	(267)
Net Cash (Used in) Investing Activities	(1,496)	(6,176)	(5,731)	(5,882)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	412	1,132	410	240
Net increase (decrease) in Cash and Cash Equivalents	(4,631)	(5,237)	(6,303)	3,323
Cash and Cash Equivalents at Beginning of Period	40,470	41,159	42,142	32,599
Cash and Cash Equivalents at End of Period	35,839	35,922	35,839	35,922
Net cash provided by operating activities includes:
Interest paid in the period	3,133	1,885	6,243	3,752
Income taxes paid in the period	309	208	713	1,077
Interest received in the period	5,819	4,340	11,617	8,674
Dividends received in the period	$ 440	$ 426	$ 843	$ 846